FAIR VALUE MEASUREMENTS - Summary of Fair Value Hierarchy (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 5,934,671	$ 32,005,205	$ 70,765,966
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 5,934,671	$ 32,005,205	$ 70,765,966